General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Occupancy expenses	SFr 1,458	SFr 889	SFr 893
IT, machinery, etc.	2,775	1,591	1,218
Provisions and losses	1,389	1,529	1,489
Travel and entertainment	157	206	127
Professional services	4,121	3,985	3,625
Communication and market data services	423	473	458
Amortization and impairment of other intangible assets	31	4	8
Other	454	661	763
General and administrative expenses	10,808	9,338	8,581
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr (33)	SFr 16	SFr (10)